Income Taxes (Details 2) (USD $)	Jul. 31, 2013
Federal | Research and development
Tax credit carryforwards
Tax credit carryforwards	$ 133,000
California | Research and development
Tax credit carryforwards
Tax credit carryforwards	140,000
California | Hiring Credit
Tax credit carryforwards
Tax credit carryforwards	$ 9,300